Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (3,540,409)	$ 63,383	$ 944,126
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,410,452	1,603,129	3,258,267
Inventories write-down	762	18,320	(117,327)
Gain (loss) on disposal of equipment	42,504	8,089	(10,871)
Allowance for credit loss	12,157	149,503	1,108,999
Deferred tax benefits	(46,044)	(94,533)	(314,008)
Changes in assets and liabilities:
Accounts receivable – third parties	1,815,361	(131,950)	(4,234,997)
Accounts receivable – related party			275,993
Advance to suppliers	(1,061,321)	977,318	(191,774)
Amount due (from) to related parties	1,775,923	(3,964,077)	743,490
Inventories	1,576,799	(400,544)	2,053,675
Operating lease liabilities	(2,029)	(51,755)	(5,212)
Prepaid expenses and other current assets	293,683	1,291,145	(194,118)
Accounts payable	(2,553,902)	864,585	(5,822,547)
Income taxes payable	(250,423)	136,508	81,428
Deferred revenue	(176,969)	52,245	(751,375)
Accrued expenses and other liabilities	(1,524,631)	1,688,370	917,303
Net cash (used in) provided by operating activities	(2,228,087)	2,209,736	(2,258,948)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of intangible assets	(33,313)	(127,913)
Purchase of property and equipment	(9,225,094)	(455,391)	(2,012,546)
Proceed from disposal of property and equipment	194,328		601,760
Cash acquired from Shanghai Saitumofei			63,621
Net cash used in investing activities	(9,064,079)	(583,304)	(1,347,165)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering	7,373,839
Cash deposited in escrow account	(400,000)
Contributions from non-controlling interest	2,767,032
Proceeds from short-term borrowings	13,394,778	9,107,082	7,248,367
Repayments of short-term borrowings	(9,369,404)	(6,000,791)	(7,248,367)
Loans to related parties	(4,574,088)	(5,669,834)	(9,493,121)
Repayment from related parties	5,477,054	5,891,373	13,260,930
Loans to third parties	(1,133,656)	(2,723,935)	(1,030,628)
Repayment from loans to third parties	2,734,478	23,562	829,042
Payment of offering cost	(613,009)	(1,356,176)
Net cash provided by (used in) financing activities	15,657,024	(728,719)	3,566,223
Effect of exchange rate changes	555,464	(33,852)	(59,819)
Net increase (decrease) in cash and restricted cash	4,920,322	863,861	(99,709)
Cash, cash equivalents, and restricted cash, at beginning of year	1,637,283	773,422	873,131
Cash, cash equivalents and restricted cash, at end of year	6,557,605	1,637,283	773,422
Reconciliation to amounts on consolidated balance sheets:
Cash and cash equivalents	6,557,605	1,596,096	731,178
Restricted cash		41,187	42,244
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	6,557,605	1,637,283	773,422
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	9,973	160,162	340,024
Interest paid	$ 543,753	$ 312,035	$ 312,282